Share-based payments	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based payments
Share-based payments

The common shares transferred to employees under all share-based payments are either taken from the Bank's common treasury shares or from newly issued shares. All share-based payments are settled by the ultimate parent company, which pursuant to Bermuda law is not taxed on income. There are no income tax benefits in relation to the issue of such shares as a form of compensation.

In conjunction with the 2010 capital raise, the Board of Directors approved the 2010 Omnibus Plan (the "2010 Plan"). Under the 2010 Plan, 5% of the Bank’s fully diluted common shares, equal to approximately 2.95 million shares, were initially available for grant to certain officers in the form of stock options or unvested shares awards. Both types of awards are detailed below. In 2012 and 2016, the Board of Directors approved an increase to the equivalent number of shares allowed to be granted under the 2010 Plan to respectively 5.0 million and 7.5 million shares.

Stock Option Awards
1997 Stock Option Plan
Prior to the capital raise on 2 March 2010, the Bank granted stock options to employees and Directors of the Bank that entitle the holder to purchase one common share at a subscription price equal to the market price on the effective date of the grant. Generally, the options granted vest 25 percent at the end of each year for four years, however as a result of the 2010 capital raise, the options granted under the Bank's 1997 Stock Option Plan to employees became fully vested and options awarded to certain executives were surrendered.

2010 Plan
Under the 2010 Plan, options are awarded to Bank employees and executive management, based on predetermined vesting conditions that entitle the holder to purchase one common share at a subscription price usually equal to the price of the most recently traded common share when granted and have a term of 10 years. The subscription price is reduced for all special dividends declared by the Bank. Stock option awards granted under the 2010 Plan vest based on two specific types of vesting conditions i.e., time and performance conditions, as detailed below:

Time vesting condition
50% of each option award is granted in the form of time vested options and vests 25% on each of the second, third, fourth and fifth anniversaries of the effective grant date.

In addition to the time vesting conditions noted above, the options will generally vest immediately:
• by reason of the employee’s death or disability,
• upon termination, by the Bank, of the holder’s employment, unless if in relation with the holder’s misconduct, or
• in limited circumstances and specifically approved by the Board, as stipulated in the holder’s employment contract.

In the event of the employee’s resignation, any unvested portion of the awards shall generally be forfeited and any vested portion of the options shall generally remain exercisable during the 90-day period following the termination date or, if earlier, until the expiration date, and any vested portion of the options not exercised as of the expiration of such period shall be forfeited without any consideration therefore.

Performance vesting condition
50% of each option award is granted in the form of performance options and vests (partially or fully) on a “valuation event” date (date any of the 2 March 2010 new investors transfers at least 5% of the total number of common shares or the date that there is a change in control and any of the new investors realises a predetermined multiple of invested capital (“MOIC”)). On 21 September 2016, it was determined that a valuation event occurred during which a new investor realised a MOIC of more than 200% of the original invested capital of $12.09 per share and accordingly, all outstanding unvested performance options vested. Accordingly, as at 31 December 2016 the grant date fair value not yet recognised in expenses of outstanding performance options is nil (31 December 2015: $8.7 million).

Weighted average fair value of stock options granted	Time vested options	Performance vested options
Year ended 31 December 2012 (most recent year during which options were granted)	$4.20	$4.40
Year ended 31 December 2011	$4.10	$4.30

The weighted average fair value of stock options granted in the years ended 31 December 2012 and 2011 was calculated using the Black-Scholes-Merton option-pricing model for the time vested options and a lattice-based binomial option-pricing model for the performance options.

Changes in Outstanding Stock Options
	Number of shares transferable upon exercise (thousands)			Weighted average exercise price ($)		Weighted average remaining life (years)		Aggregate intrinsic value ($ thousands)
Year ended 31 December 2016	1997 Stock Option Plan	2010 Stock Option Plan	Total	1997 Stock Option Plan	2010 Stock Option Plan	1997 Stock Option Plan	2010 Stock Option Plan
Outstanding at beginning of year	218	2,608	2,826	135.19	11.60
Exercised	—	(625)	(625)	—	11.68			8,938
Forfeitures and cancellations	(102)	(5)	(107)	138.79	11.50
Resignations, retirements, redundancies	—	(28)	(28)	—	11.50
Outstanding at end of year	116	1,950	2,066	132.13	11.57	1.18	3.42	38,489
Vested and exercisable at end of year	116	1,950	2,066	132.13	11.57	1.18	3.42

	Number of shares transferable upon exercise (thousands)			Weighted average exercise price ($)		Weighted average remaining life (years)		Aggregate intrinsic value ($ thousands)
Year ended 31 December 2015	1997 Stock Option Plan	2010 Stock Option Plan	Total	1997 Stock Option Plan	2010 Stock Option Plan	1997 Stock Option Plan	2010 Stock Option Plan
Outstanding at beginning of year	352	2,678	3,030	130.70	11.70
Exercised	—	(55)	(55)	—	11.50			393
Forfeitures and cancellations	(134)	(2)	(136)	123.30	11.50
Resignations, retirements, redundancies	—	(13)	(13)	—	11.50
Outstanding at end of year	218	2,608	2,826	135.19	11.60	1.78	4.67	20,594
Vested and exercisable at end of year	218	1,242	1,460	135.19	11.60	1.78	4.94

	Number of shares transferable upon exercise (thousands)			Weighted average exercise price ($)		Weighted average remaining life (years)		Aggregate intrinsic value ($ thousands)
Year ended 31 December 2014	1997 Stock Option Plan	2010 Stock Option Plan	Total	1997 Stock Option Plan	2010 Stock Option Plan	1997 Stock Option Plan	2010 Stock Option Plan
Outstanding at beginning of year	399	2,781	3,180	128.30	11.70
Exercised	—	(103)	(103)	—	11.60			874
Forfeitures and cancellations	(44)	—	(44)	108.60	11.60
Expiration at end of plan life	(3)	—	(3)	137.60	—
Outstanding at end of year	352	2,678	3,030	130.70	11.70	2.38	5.66	22,233
Vested and exercisable at end of year	352	868	1,220	130.70	11.70	2.38	5.65

Share-Based Plans
Recipients of unvested share awards are entitled to the related common shares at no cost, at the time the award vests. Recipients of unvested shares may be entitled to receive additional unvested shares having a value equal to the cash dividends that would have been paid had the unvested shares been issued and vested. Such additional unvested shares granted as dividend equivalents are subject to the same vesting schedule and conditions as the underlying unvested shares.

Unvested shares subject only to the time vesting condition generally vest upon retirement, death, disability or upon termination, by the Bank, of the holder’s employment unless if in connection with the holder’s misconduct. Unvested shares subject to both time vesting and performance vesting conditions remain outstanding and unvested upon retirement and will vest only if the performance conditions are met. Unvested shares can also vest in limited circumstances and if specifically approved by the Board, as stipulated in the holder’s employment contract. In all other circumstances, unvested shares are generally forfeited when employment ends.

Employee Deferred Incentive Plan (“EDIP”)
Under the Bank’s EDIP Plan, shares were awarded to Bank employees and executive management based on the time vesting condition, which states that the shares will vest equally over a three-year period from the effective grant date.

Executive Long-Term Incentive Share Plan (“ELTIP”) - Years 2012 and 2011
Under the Bank’s 2012 and 2011 ELTIP, shares were awarded to Bank employees and executive management, based on predetermined vesting conditions. Two types of vesting conditions upon which the shares were awarded comprise the ELTIP: 1) 50% of each share award was granted in the form of time vested shares, generally vesting equally over a three-year period from the effective grant date; and 2) 50% of each share award was granted in the form of performance shares, generally vesting upon the achievement of certain performance targets in the three-year period from the effective grant date.

Executive Long-Term Incentive Share Plan (“ELTIP”) - Years 2016, 2015, 2014 and 2013
The 2016 ELTIP was approved on 18 February 2016. Under the Bank’s 2016, 2015, 2014 and 2013 ELTIP, performance shares were awarded to executive management. These shares will generally vest upon the achievement of certain performance targets in the three-year period from the effective grant date.

Changes in Outstanding ELTIP and EDIP awards (in thousands of shares transferable upon vesting)
	Year ended
	31 December 2016		31 December 2015		31 December 2014
	EDIP	ELTIP	EDIP	ELTIP	EDIP	ELTIP
Outstanding at beginning of year	226	606	265	706	218	644
Granted	115	360	175	253	150	255
Vested (fair value in 2016: $7.0 million, 2015: $10.6 million, 2014: $5.5 million)	(118)	(302)	(207)	(322)	(103)	(185)
Resignations, retirements, redundancies	(8)	(24)	(7)	(31)	—	(8)
Outstanding at end of year	215	640	226	606	265	706

Share-based Compensation Cost Recognised in Net Income
	Year ended
	31 December 2016			31 December 2015			31 December 2014
	Stock option plans	EDIP and ELTIP	Total	Stock option plans	EDIP and ELTIP	Total	Stock option plans	EDIP and ELTIP	Total
Cost recognised in net income	8,697	5,375	14,072	521	7,182	7,703	1,915	6,954	8,869

Unrecognised Share-based Compensation Cost	31 December 2016	31 December 2015
2010 Stock Option Plan
Time vesting options	—	8
Performance vesting options	—	8,689

EDIP	2,040	2,098

ELTIP
Time vesting shares	2,988	21
Performance vesting shares	3,802	3,432
Total unrecognised expense	8,830	14,248